5 Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
		2019	2018

Cash
Domestic market		13,495	47,735
Foreign market	(i)	2,289,736	2,181,229
Cash equivalents:
Domestic market		1,963,185	1,754,561
Foreign market	(i)	2,537,464	1,564,112
Total		6,803,880	5,547,637

(i)	On December 31, 2019, it includes cash of R$598,591 and R$418,644 of cash equivalents (R$963,357 on December 31, 2018) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.